SEGMENTED INFORMATION (Tables)	12 Months Ended
Mar. 31, 2022
Segmented Information [Abstract]
Schedule of Segment Information for Assets and Liabilities
March 31, 2022
	Mining				Administrative
	Henan
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$141,376	$870	$14,919	$1,566	$8,570	$65,007	$232,308
Plant and equipment	58,189	3,708	15,282	163	864	1,212	79,418
Mineral rights and properties	254,071	7,571	32,091	32,715	-	-	326,448
Investment in an associate	-	-	-	-	-	56,841	56,841
Other investments	72	-	-	-	-	17,696	17,768
Reclamation deposits	3,996	-	4,872	-	-	8	8,876
Long-term prepaids and deposits	588	104	282	-	-	-	974
Deferred income tax assets	-	-	905	-	-	-	905
Total assets	$458,292	$12,253	$68,351	$34,444	$9,434	$140,764	$723,538

Current liabilities	$37,161	$545	$5,155	$2	$295	$2,880	$46,038
Long-term portion of lease obligation	-	-	-	-	-	614	614
Deferred income tax liabilities	46,849	1,184	-	-	-	-	48,033
Environmental rehabilitation	6,053	1,044	1,642	-	-	-	8,739
Total liabilities	$90,063	$2,773	$6,797	$2	$295	$3,494	$103,424

March 31, 2021
	Mining				Administrative
	Henan
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$124,636	$909	$11,177	$191	$4,322	$79,954	$221,189
Plant and equipment	53,651	3,833	15,765	59	965	1,456	75,729
Mineral rights and properties	225,023	7,345	28,314	16,747	-	-	277,429
Investment in an associate	-	-	-	-	-	53,457	53,457
Other investments	2,289	-	-	-	-	13,444	15,733
Reclamation deposits	3,898	-	4,607	-	-	8	8,513
Long-term prepaids and deposits	221	101	87	-	-	-	409
Long-term portion of lease receivable	-	-	-	-	-	183	183
Total assets	$409,718	$12,188	$59,950	$16,997	$5,287	$148,502	$652,642

Current liabilities	$28,654	$625	$4,570	$-	$112	$3,214	$37,175
Long-term portion of lease obligation	-	-	-	-	-	1,084	1,084
Deferred income tax liabilities	39,756	1,036	-	-	-	-	40,792
Environmental rehabilitation	6,115	993	755	-	-	-	7,863
Total liabilities	$74,525	$2,654	$5,325	$-	$112	$4,298	$86,914

Schedule of Segment Information for Operating Results
Year ended March 31, 2022
	Mining				Administrative
	Henan
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$176,751	$-	$41,172	$-	$-	$-	$217,923
Costs of mine operations	(106,706)	(530)	(26,345)	(41)	-	-	(133,622)
Income from mine operations	70,045	(530)	14,827	(41)	-	-	84,301

Operating (expenses) income	(1,367)	146	59	(143)	(2,109)	(18,322)	(21,736)
Finance items, net	2,862	(35)	374	1	255	(8,950)	(5,493)
Income tax expenses	(12,612)	(112)	364	-	-	(1,428)	(13,788)
Net income (loss)	$58,928	$(531)	$15,624	$(183)	$(1,854)	$(28,700)	$43,284

Attributable to:
Equity holders of the Company	46,099	(346)	15,470	(77)	(1,854)	(28,658)	30,634
Non-controlling interests	12,829	(185)	154	(106)	-	(42)	12,650
Net income (loss)	$58,928	$(531)	$15,624	$(183)	$(1,854)	$(28,700)	$43,284

(1)	Hunan’s BYP project was placed on care and maintenance in August 2014.

Year ended March 31, 2021
	Mining				Administrative
	Henan
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$157,297	$1,553	$33,255	$-	$-	$-	$192,105
Costs of mine operations	(83,090)	(1,356)	(23,497)	-	-	-	(107,943)
Income from mine operations	74,207	197	9,758	-	-	-	84,162

Operating expenses	(1,848)	576	9	(6)	(1,012)	(10,157)	(12,438)
Finance items, net	1,788	(29)	145	-	118	(243)	1,779
Income tax expenses	(10,876)	41	(960)	-	(8)	(1,191)	(12,994)
Net income (loss)	$63,271	$785	$8,952	$(6)	$(902)	$(11,591)	$60,509

Attributable to:
Equity holders of the Company	49,422	566	8,864	(3)	(902)	(11,571)	46,376
Non-controlling interests	13,849	219	88	(3)	-	(20)	14,133
Net income (loss)	$63,271	$785	$8,952	$(6)	$(902)	$(11,591)	$60,509

Schedule of Sales by Metal
	Year ended March 31, 2022
	Henan Luoning	Hunan	Guangdong	Total
Silver (Ag)	$111,835	$-	$9,438	$121,273
Gold (Au)	5,083	-	-	5,083
Lead (Pb)	48,504	-	8,586	57,090
Zinc (Zn)	7,489	-	21,353	28,842
Other	3,840	-	1,795	5,635
	$176,751	$-	$41,172	$217,923

	Year ended March 31, 2021
	Henan Luoning	Hunan	Guangdong	Total
Silver (Ag)	102,100	$-	$9,091	$111,191
Gold (Au)	5,169	1,553	-	6,722
Lead (Pb)	42,836	-	7,628	50,464
Zinc (Zn)	5,898	-	15,895	21,793
Other	1,294	-	641	1,935
	$157,297	$1,553	$33,255	$192,105